FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of Company's assets and liabilities that are measured at fair value

		March 31,		December 31,
Description	Level	2023	Level	2022
Assets:
Investments held in Trust Account	1	$77,021,741	1	$237,501,000

Liabilities:
Note payable – sponsor	3	175,264		—
Warrant liability – Private Placement Warrants	3	$1,022,378	3	238,087
Warrant liability – Public Warrants	1	952,200	1	213,900
Total liabilities		$2,149,842		$451,987

		December 31,		December 31,
Description	Level	2022	Level	2021
Assets:
Investments held in Trust Account	1	$237,501,000	1	$234,600,000
Liabilities:
Warrant liability – Private Placement Warrants	3	$238,087	3	5,382,041
Warrant liability – Public Warrants	1	213,900	3	5,198,000
		$451,987		$10,580,041

Schedule of quantitative information regarding Level 3 fair value measurements inputs

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2022	$238,087
Transfer to Level 1	—
Additions	300,000
Change in fair value of note payable sponsor	(124,736)
Change in fair value of derivative warrant liabilities	784,291
Balance, March 31, 2023	$1,197,642

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, fair value at May 21, 2021 (inception)	$—
Initial measurement at December 3, 2021 and December 8, 2021	14,016,726
Change in fair value of derivative warrant liabilities	(3,436,685)
Balance, December 31, 2021	10,580,041
Transfer to Level 1	(5,198,000)
Change in fair value of derivative warrant liabilities	(5,143,954)
Balance, December 31, 2022	$238,087

Schedule of key inputs into the Monte Carlo simulation model and the modified Black-Scholes model at initial measurement

	March 31, 2023		December 31, 2022
Share price	$10.48		$10.26
Exercise price	$11.50		$11.50
Risk-free interest rate	4.57%		4.68%
Expected life of warrants	5.47	years	5.64	years
Expected volatility of underlying shares	5.4%		4.1%
Dividend yield	0%		0%

The key inputs to value the note payable were as follows:

	March 31, 2023
Share price	$10.48
Strike price of debt conversion	$1.00
Strike price of warrants	$11.50
Risk-free interest rate	4.93%
Expected life	0.47	years
Expected volatility of underlying shares	5.4%

	December 31, 2022		December 31, 2021
Share price	$10.26		$9.72
Exercise price	$11.50		$11.50
Risk-free interest rate	4.68%		1.38%
Expected life of warrants	5.64	years	6.39	years
Expected volatility of underlying shares	4.1%		9.5%
Dividend yield	0%		0%
Probability of business combination	8.9%		70%